Earnings per share - Summary Of Earnings Per Share (Details) ₩ / shares in Units, $ / shares in Units, $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2025 KRW (₩) ₩ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 KRW (₩) ₩ / shares shares	Dec. 31, 2023 KRW (₩) ₩ / shares shares
Basic earnings per share [abstract]
Net income attributable to common shareholders	₩ 3,124,346	$ 2,162,851	₩ 3,085,995	₩ 2,506,296
Dividends to hybrid securities	(150,059)		(158,682)	(131,148)
Net income attributable to common shareholders	₩ 2,974,287		₩ 2,927,313	₩ 2,375,148
Weighted average number of common shares outstanding | shares	733,713,889	733,713,889	741,273,152	735,000,000
Basic EPS (Unit: Korean Won) | (per share)	₩ 4,052	$ 2,805	₩ 3,950	₩ 3,230
Diluted EPS (Unit: Korean Won) | (per share)	₩ 4,052	$ 2,805	₩ 3,950	₩ 3,230